SCOPE OF CONSOLIDATION - Noncontrolling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Scope of Consolidation [Abstract]
Equity attributable to non-controlling interests	€ 5,518	€ 4,018
Net profit attributable to non-controlling interests	€ 2,369	€ 1,063	€ 2,890